UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,813	$ 96	$ 244
Accounts receivable	892	513	629
Inventory, net	6,552	8,115	6,893
Due from related parties	271	112	112
Prepaid expenses and other current assets	1,060	955	883
Total current assets	11,588	9,791	8,761
Property and equipment, net	169	227	365
Finance lease right-of-use assets, net	144	177	23
Operating lease right-of-use assets, net	474	700	926
Intangible assets, net	531	596	684
Goodwill	615	615	615
Total assets	13,521	12,106	11,374
Current liabilities:
Accounts payable	3,120	5,293	3,083
Current portion of finance lease liability	64	63	10
Current portion of operating lease liability	372	371	300
Loans from related parties		5,148	4,057
Convertible notes payable, net		14,828
Derivative liability		6,759
Accrued interest		761
Other accrued liabilities	1,817	2,102	1,762
Total current liabilities	5,373	35,325	9,212
Finance lease liability, net of current portion	44	96	3
Operating lease liability, net of current portion	136	421	759
Convertible notes payable, net of current portion			4,282
Noncurrent other accrued liabilities			670
Total liabilities	5,553	35,842	14,926
Temporary equity:
Preferred stock, $0.0001 par value; 30,000,000 shares authorized; 0 and 18,406,857 Series A-1 issued and outstanding as of September 30, 2025 and December 31, 2024, respectively; liquidation value $0 and $25,405 as of September 30, 2025 and December 31, 2024, respectively		20,265	20,265
Stockholders’ deficit:
Common stock, $0.0001 par value; 150,000,000 shares authorized; 73,701,176 and 9,286,235 shares issued as of September 30, 2025 and December 31, 2024, respectively of which 73,701,176 and 7,943,585 are outstanding as of September 30, 2025 and December 31, 2024, respectively	7	1	1
Additional paid-in capital	80,283	5,561	4,675
Accumulated other comprehensive income	230	278	293
Accumulated deficit	(72,552)	(49,841)	(28,786)
Stockholders’ equity (deficit)	7,968	(44,001)	(23,817)
Total liabilities, temporary equity, and stockholders’ equity (deficit)	$ 13,521	$ 12,106	$ 11,374